FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The accounting guidance for fair value measurements and disclosures establishes a three-level fair value hierarchy:
•Level 1 - Inputs are based on quoted prices in active markets for identical assets and liabilities.
•Level 2 - Inputs are based on observable inputs other than quoted prices in active markets for identical or similar assets and liabilities.
•Level 3 - One or more inputs are unobservable and significant.
The Company classifies financial and nonfinancial assets and liabilities in their entirety based on the lowest level of input that is significant to the fair value measurement.
The following table sets forth the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis:

	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Foreign currency exchange contracts	$—	$4	$—	$4	$—	$14	$—	$14
Available for sale investments	50	481	—	531	69	427	—	496
Interest rate swap agreements	—	14	—	14	—	3	—	3
Cross currency swap agreements	—	—	—	—	—	124	—	124
Investments in equity securities	3	—	—	3	8	—	—	8
Right to HWI Net Sale Proceeds	—	—	4	4	—	—	6	6
Total assets	$53	$499	$4	$556	$77	$568	$6	$651
Liabilities
Foreign currency exchange contracts	$—	$11	$—	$11	$—	$15	$—	$15
Interest rate swap agreements	—	93	—	93	—	139	—	139
Cross currency swap agreements	—	801	—	801	—	56	—	56
Total liabilities	$—	$905	$—	$905	$—	$210	$—	$210
The Company values foreign currency exchange contracts, interest rate swap agreements, cross currency swap agreements, and commodity contracts using broker quotations, or market transactions in either the listed or over-the-counter markets. These derivative instruments are classified within level 2. The Company also holds investments in commercial paper, certificates of deposits, time deposits, and corporate debt securities that are designated as available for sale. These investments are valued using published prices based on observable market data. These investments are classified within level 2.
The Company holds certain available for sale investments in U.S. government securities and investments in equity securities. The Company values these investments utilizing published prices based on quoted market pricing, which are classified within level 1.
The carrying value of cash and cash equivalents, trade accounts and notes receivables, payables, commercial paper, and other short-term borrowings contained in the Consolidated Balance Sheet approximates fair value.
The following table sets forth the Company’s financial assets and liabilities that were not carried at fair value:

	December 31, 2025		December 31, 2024
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Long-term receivables	$992	$961	$708	$652
Liabilities
Long-term debt and related current maturities	$28,688	$28,144	$26,826	$25,503
The Company determined the fair value of the long-term receivables by utilizing transactions in the listed markets for identical or similar assets. As such, the fair value of these receivables is considered level 2.
The Company determined the fair value of the long-term debt and related current maturities utilizing transactions in the listed markets for identical or similar liabilities. As such, the fair value of the long-term debt and related current maturities is considered level 2.
As of December 31, 2025, the Company measured the disposal group of the Productivity Solutions and Services and Warehouse and Workflow Solutions businesses at fair value, less costs to sell. As of December 31, 2024, the Company measured the disposal group of the PPE business at fair value, less costs to sell. The fair value of the disposal groups were determined using significant unobservable inputs based on expected proceeds to be received upon the sales of the businesses, and are considered level 3. See Note 2 Acquisitions, Divestitures, and Discontinued Operations for more information on the disposal groups.